Contingent liabilities and commitments - Summary of contingent liabilities and commitments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [table]
Contingent liabilities	€ 43,319	€ 37,499
Guarantees issued by ING Groep N.V.	316	292
Irrevocable facilities	144,167	124,991
Contingent liabilities and commitments	187,802	162,782
Voya Financial Inc [ember]
Disclosure of contingent liabilities [table]
Outstanding principal amount of the debentures	320	304
Contingent liabilities in respect of guarantees [member]
Disclosure of contingent liabilities [table]
Contingent liabilities	26,461	23,386
Contingent liabilities in respect of guarantees [member] | Voya Financial Inc [ember]
Disclosure of contingent liabilities [table]
Outstanding principal amount of the debentures
Contingent liabilities in respect of irrevocable letters of credit [member]
Disclosure of contingent liabilities [table]
Contingent liabilities	16,851	14,016
Contingent liabilities in respect of other [member]
Disclosure of contingent liabilities [table]
Contingent liabilities	€ 8	€ 97